Note 16 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Director [Member] | Vegetables Supply [Member]
Related Party Transaction, Amounts of Transaction	$ 3.0	$ 3.1	$ 2.9
Related Party Foudation [Member] | Charitable Contributions [Member]
Related Party Transaction, Amounts of Transaction	1.0	0.5	$ 1.0
Beneficiaries of Former Employees That Have Family Relationships to Two of Current Directors [Member] | Retirement Arrangements [Member]
Liability, Defined Benefit Plan	$ 1.0	$ 1.0